Organization and nature of business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization and nature of business

Note 1. Organization and nature of business

Organization

On March 12, 2013, Artisan Partners Asset Management Inc. (“APAM”) completed an initial public offering of 12,712,279 Class A common shares (the “IPO”). APAM was formed in 2011 as a subsidiary of Artisan Partners Holdings LP (“Artisan Partners Holdings” or “Holdings”). APAM was formed for the purpose of becoming the general partner of Holdings in connection with the IPO. The reorganization established the necessary corporate structure to complete the IPO while at the same time preserving the ability of the firm to conduct operations through Holdings and its subsidiaries. See Note 2, “Reorganization and IPO” for more information on the reorganization and IPO”.

As part of the reorganization, APAM became the sole general partner of Holdings. As the sole general partner, APAM controls the business and affairs of Holdings. As a result, APAM consolidates Holdings’ financial statements and records a noncontrolling interest for the economic interests in Holdings held by the limited partners of Holdings. At September 30, 2013, APAM’s total economic interest in Holdings approximated 24% of Holdings’ economics.

APAM has been allocated a part of Artisan Partners Holdings’ net income since March 12, 2013, when it became Artisan Partners Holdings’ general partner.

On November 6, 2013, APAM completed an offering of 5,520,000 shares of Class A common stock and utilized all of the net proceeds to purchase from private equity funds controlled by Hellman & Friedman LLC, 4,152,665 preferred units of Artisan Partners Holdings, our direct subsidiary, and 1,367,335 shares of our convertible preferred stock. Because the offering occurred subsequent to September 30, 2013, the impact of the offering, including the cancellation of the CVRs in connection with the offering, is not reflected in APAM’s September 30, 2013 consolidated financial statements. See Note 16, “Subsequent Events”.

Nature of Business

Artisan is an investment management firm focused on providing high-value added, active investment strategies to sophisticated clients globally. Artisan’s operations are conducted through Artisan Partners Holdings and its subsidiaries.

Artisan has five autonomous investment teams that oversee thirteen distinct U.S., non-U.S. and global investment strategies.

Each strategy is offered through multiple investment vehicles to accommodate a broad range of client mandates. Artisan offers its investment management services primarily to institutions and through intermediaries that operate with institutional-like decision-making processes and have long-term investment horizons.

1.	Organization and nature of business

Organization

On March 12, 2013, Artisan Partners Asset Management Inc. (“APAM”) completed an initial public offering of 12,712,279 Class A common shares (the “IPO”). APAM was formed in 2011 as a subsidiary of Artisan Partners Holdings LP (“Artisan Partners Holdings” or “Holdings” or the “Partnership”). APAM was formed for the purpose of becoming the general partner of Holdings in connection with the IPO. The reorganization established the necessary corporate structure to complete the IPO while at the same time preserving the ability of the firm to conduct operations through Holdings and its subsidiaries.

As part of the reorganization, APAM became the sole general partner of Holdings. As the sole general partner, APAM controls the business and affairs of Holdings. As a result, APAM consolidates Holdings’ financial statements and records a noncontrolling interest for the economic interests in Holdings held by the limited partners of Holdings. Because APAM and Holdings were under common control at the time of the reorganization, APAM’s acquisition of control of Holdings was accounted for as a transaction among entities under common control. The consolidated financial statements of APAM have been retroactively adjusted to reflect the following:

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Statements of Financial Condition—The assets, liabilities and equity of Holdings and of APAM have been carried forward at their historical carrying values. The historical partners’ deficit of Holdings is reflected as a noncontrolling interest.

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Statements of Operations, Comprehensive Income and Cash Flows—The historical consolidated statements of Holdings have been consolidated with the statements of operations, comprehensive income and cash flows of APAM.

Artisan Partners Asset Management has been allocated a part of Artisan Partners Holdings’ net income since March 12, 2013, when it became Artisan Partners Holdings’ general partner. Artisan Partners Holdings LP is a holding company for the investment management business conducted under the name “Artisan Partners”. The partnership interests in Artisan Partners Holdings consist of general partner units, Class A and Class B common units and preferred units (formerly redeemable Class C interests). The Class A and Class B common units and the preferred units are limited partner interests. Initial outside investors hold the Class A common units. Artisan employees hold the Class B common units. Non-employee investors hold the preferred units. The general partner units are held by Artisan Investment Corporation (“AIC”), all of the outstanding voting stock of which is owned by ZFIC, Inc.

Artisan Partners Holdings is a limited partnership organized in the State of Delaware on December 9, 1994, which commenced operations on January 1, 1995. Artisan Partners Holdings, together with its wholly-owned subsidiary, Artisan Investments GP LLC (“AIGP”), controls a 100% interest in Artisan Partners Limited Partnership (“APLP”), a multi-product investment management firm that is the principal operating subsidiary of Artisan Partners Holdings. APLP is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. APLP provides investment advisory services to separate accounts and pooled investment vehicles, including Artisan Partners Funds, Inc. (“Artisan Funds” or the “Funds”), known as Artisan Funds, Inc. until July 2011. Artisan Funds is a series of twelve open-end, diversified mutual funds registered under the Investment Company Act of 1940, as amended, that are distributed to both institutional and retail investors on a no-load basis and to which APLP also provides certain administrative services.

Investment management operations are also conducted through Artisan Partners UK LLP (“Artisan UK”), a limited liability partnership organized under the laws of England and Wales that is controlled by its founder member, Artisan Partners Limited (“UKCo”), a private limited company incorporated under the laws of England and Wales, which is wholly-owned by Artisan Partners Holdings. Artisan UK is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940 and is authorized by the United Kingdom Financial Services Authority. Artisan UK provides investment sub-advisory services to APLP, including to Artisan Partners Global Equity Fund, a series of Artisan Funds.

APLP has an agreement to serve as the investment manager of Artisan Partners Launch Equity Fund LP (“Launch Equity”), which is a private investment partnership in which the investors are certain partners and employees (or entities beneficially owned by such persons) of Artisan Partners Holdings. Artisan Partners Alternative Investments GP LLC (“Artisan Alternatives”), a wholly-owned subsidiary of Artisan Partners Holdings, is the general partner of Launch Equity. Launch Equity commenced operations on July 25, 2011.

Artisan Partners Distributors LLC (“ADLLC”) is a wholly-owned subsidiary of Artisan Partners Holdings. ADLLC is a limited purpose broker/dealer registered with the Financial Industry Regulatory Authority that serves solely as principal distributor of the shares of Artisan Funds and does not execute trades on behalf of clients.

The consolidated financial statements include the accounts of APAM and all of its majority owned and controlled subsidiaries. APAM and its subsidiaries are hereafter referred to collectively as “Artisan”.

Nature of Business

Artisan is an independent investment management firm focused on providing high-value added, active investment strategies to sophisticated clients globally. Artisan’s operations are conducted through Artisan Partners Holdings and its subsidiaries.

Artisan has five autonomous investment teams that oversee twelve distinct U.S., non-U.S. and global investment strategies.

Each strategy is offered through multiple investment vehicles to accommodate a broad range of client mandates. Artisan offers its investment management services primarily to institutions and through intermediaries that operate with institutional-like decision-making processes and have long-term investment horizons.

2009 reorganization

In June 2009, Artisan Partners Holdings (then named Artisan Partners Limited Partnership) reorganized into a holding company/operating company structure. Artisan Partners Holdings established (i) APLP as a new limited partnership subsidiary to serve as the U.S. operating company in Artisan’s organizational structure, and (ii) AIGP, a new limited liability company to serve as the general partner of APLP. Artisan Partners Holdings owns all of the limited partner interests of APLP and all of the membership interests of AIGP. In June 2009, certain of Holdings’ assets and liabilities were contributed to APLP via a Contribution Agreement by and among Artisan Partners Holdings, APLP and AIGP. Concurrent with the execution of the Contribution Agreement, Artisan Partners Holdings’ name was changed from Artisan Partners Limited Partnership to Artisan Partners Holdings LP, and the new operating company and its general partner were given their current names, Artisan Partners Limited Partnership and Artisan Investments GP LLC, respectively. During a transition period that extended through mid-2010, both Artisan Partners Holdings and APLP were registered with the U.S. Securities and Exchange Commission as investment advisers and provided investment management services to clients. The transition of Artisan Partners Holdings’ investment management business to APLP was completed and the registration of Artisan Partners Holdings as an investment adviser was terminated in August 2010.

2006 recapitalization

On July 3, 2006, Artisan Partners Holdings (then operating as Artisan Partners Limited Partnership) and its partners entered into the following series of transactions (the “Recapitalization Transactions”): (i) a $400 million borrowing by Artisan Partners Holdings, (ii) redemption by Artisan Partners Holdings of Class A, Class B and general partner interests from certain partners with the proceeds from the borrowing, and (iii) the purchase of Class A, Class B, and general partner interests by private equity funds (the “H&F Funds”) controlled directly or indirectly by Hellman & Friedman LLC, and the conversion of those purchased interests to Class C limited partnership interests.

The borrowing by Artisan Partners Holdings was recorded as a liability incurred based on the principal amount of the borrowing; the subsequent redemption of a portion of the general and limited partnership interests of certain partners by Artisan Partners Holdings was recorded as a partnership interest repurchase (akin to a treasury stock repurchase) and a reduction of equity. The conversion to Class C interests of the Class A, Class B and general partner interests acquired by the H&F Funds was recorded as a contribution of capital and partnership interest repurchase (akin to a treasury stock repurchase). The initial measurement of the capital contribution from the H&F Funds was the amount of the consideration paid to our partners, which was negotiated between our partners and the H&F Funds taking into account the rights of the Class C interests. The Class C interests were recorded in temporary equity pursuant to ASC 480 as they were redeemable in 2016 at the option of the holder.

Equity interests in Artisan Partners Holdings

Prior to July 15, 2012, Artisan Partners Holdings had outstanding general partner interests and Class A, Class B and Class C limited partner interests. All interests in Artisan Partners Holdings shared ratably in the net income of Artisan Partners Holdings.

On July 15, 2012, the limited partnership agreement of Artisan Partners Holdings (the “Partnership Agreement”) was amended and restated to reclassify the general partner interests and Class A, Class B, and Class C limited partner interests as general partner units, Class A common units, Class B common units, and preferred units, respectively. The holders of Partnership units are generally entitled to pro rata allocations of profits and losses and other items and distributions of cash and other property and the preferred units have a preference on full or partial liquidation of the partnership.

The percentages of units outstanding represented by each class at December 31, 2012, and of the interests in the Partnership’s profits at December 31, 2011 and 2010, were approximately as follows:

	At December 31,
	2012	2011	2010
General Partner units/interests	15.99%	17.78%	18.72%
Class A common units/interests	22.82%	24.46%	25.76%
Class B common units/interests	43.99%	40.94%	37.80%
Preferred units/Class C interests	17.20%	16.82%	17.72%

	100.00%	100.00%	100.00%

Class B units were granted as Class B interests under the terms of the Partnership Agreement and pursuant to written grant agreements to certain employees of APLP and other subsidiaries of Artisan Partners Holdings. During the years ended December 31, 2012 and December 31, 2011, Class B interests reclassified as Class B common units representing 13.06% and 5.35%, respectively, of the interests in the profits of Artisan Partners Holdings were granted at no cost to Class B limited partners.

The preferred units enjoy certain preferential rights to distributions upon the full or partial liquidation of Artisan Partners Holdings, including following any Partial Capital Event (as defined in the Partnership Agreement). The holders of preferred units also have the right to cause Artisan Partners Holdings to redeem those units in 2016 for cash for an aggregate amount of $357,194.